SCHEDULE OF THE WEIGHTED AVERAGE FAIR VALUE OF STOCK OPTIONS (Details)	12 Months Ended
Dec. 31, 2024
Risk-free interest rate	4.21%
Annual forfeiture rate	13.00%
Volatility	1.99%
Volatility	2.72%
Expected dividend yield	0.00%
Minimum [Member]
Expected life in years	8 years 3 months
Maximum [Member]
Expected life in years	9 years 9 months 18 days